ROPES & GRAY LLP
THREE EMBARCADERO CENTER
SAN FRANCISCO, CA 94111-4006
WWW.ROPESGRAY.COM

June 1, 2022	Edward Baer
T +1 415 315 6328
edward.baer@ropesgray.com

BY Edgar

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re: BondBloxx ETF Trust (the “Registrant”) (File Nos. 333-258986 and 811-23731)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF and BondBloxx CCC Rated USD High Yield Corporate Bond ETF, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (“Amendment No. 7”), and (b) that Amendment No. 7 was filed electronically.

Please direct any questions regarding this matter to me at (415) 315-6328.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Joanna Gallegos
Tony Kelly